General Information, Reorganization and Basis of Presentation	12 Months Ended
Dec. 31, 2021
Disclosure Of General Information Reorganization And Basis Of Presentation [Abstract]
General Information, Reorganization and Basis of Presentation

1. General Information, Reorganization and Basis of Presentation

1.1 General information

Connect Biopharma Holdings Limited (the “Company”) was incorporated on November 23, 2015 in the Cayman Islands as an exempted company with limited liability. The address of the Company’s registered office is P.O. Box 613, Harbour Centre, George Town, Grand Cayman KY1-1107, Cayman Islands. The Company completed its initial public offering (“IPO”) in March 2021 and the Company’s American Depositary Shares (“ADSs”) have been listed on the Nasdaq Global Market (“Nasdaq”) since then. Each ADS of the Company represents one ordinary share, par value USD 0.000174 per share.

The Company and its subsidiaries (collectively the “Group”) is a clinical-stage company focused on the discovery and development of next-generation immune modulators for the treatment of serious autoimmune diseases and inflammation. The Group has leveraged its expertise in the biology of T cell modulation to build a portfolio of drug candidates consisting of small molecules and antibodies targeting critical pathways of inflammation. The Group currently carries out clinical trials on its product candidates in the United States, People’s Republic of China (“PRC”), Australia, Europe, and other jurisdictions.

As of December 31, 2021, the Group had direct or indirect interests in the following principal subsidiaries:

Company name	Principal activities	Place and date of incorporation	Attributable equity interest to the Group
Directly Held:
Connect Biopharma HongKong Limited (“Connect HK”)	Investment holding	Hong Kong/December 1, 2015	100%
Indirectly held:
Connect Biopharm LLC (“Connect US”)	Pharmaceutical R&D	San Diego, United States of America January 24, 2012	100%
Connect Biopharma Australia PTY LTD (“Connect AU”)	Pharmaceutical R&D	Prahran, Australia/July 18, 2014	100%
Suzhou Connect Biopharma Co., Ltd. (“Connect SZ”)	Pharmaceutical R&D	Suzhou, PRC/May 2, 2012	100%
Connect Biopharma (Shanghai) Co., Ltd	Pharmaceutical R&D	Shanghai, PRC/October 23, 2015	100%
Connect Biopharma (Beijing) Co., Ltd	Pharmaceutical R&D	Beijing, PRC/July 9, 2019	100%
Connect Biopharma (Shenzhen) Co., Ltd	Dormant	Shenzhen, PRC/November 15, 2021	100%